Other Liabilities - Schedule Of Other Liabilities (Detail) $ in Thousands	Dec. 31, 2021 CAD ($)
Disclosure Of Other Liabilities [Abstract]
Financial guarantee liability	$ 466
DSU liability	4,039
Total	$ 4,505